Convertible loans - Narrative (Details) - USD ($) $ in Thousands		9 Months Ended
	Aug. 15, 2022	Sep. 30, 2023	Sep. 30, 2022	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Exchange Of Convertible Notes For Warrants	$ 115,000
Convertible Notes, Value Converted	117,300
Loss on extinguishment	$ (42,100)	$ 0	$ (42,114)
Warrants, Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	4,412,840
Warrants, Tranche Two
Disclosure of detailed information about borrowings [line items]
Convertible Notes, Shares Converted	2,390,297
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings		120,000
Borrowings, maximum borrowing capacity					$ 115,000
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 65,000	65,000
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Borrowings					50,000
Borrowings, maximum borrowing capacity					$ 50,000
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 112,000